Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Adoption of New IFRS Pronouncements	As at December 31, 2022, $584 million (2021 – $704 million) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2022	2021
Opening net book value	$704	$730
Additions	202	141
Depreciation	(142)	(163)
Changes in foreign exchange rates and other	39	(4)
Transfer to assets held for sale	(219)	—
Closing net book value	$584	$704

Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2022	2021
As at January 1	$694	$692
Cash flows
Principal payments	(149)	(139)
Interest payments	(38)	(35)
Non-cash changes
Additions	210	151
Interest expense	38	35
Changes in foreign exchange and other	25	(10)
Transfer to liabilities associated with assets held for sale	(209)	—
As at December 31	$571	$694
Less current portion of lease liabilities	(132)	(127)
Non-current lease liabilities	$439	$567